SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$ 52,313	$ 52,313
Amortization	156,072	156,072
Depreciation	1,180	1,180
Interest	1,213,854	1,213,854
Change in Fair Market Value of Derivative Liabilities	279,582	279,582
NOL DTA	19,812,046	16,676,120
Valuation allowance	(21,515,047)	(18,379,120)
Total gross deferred tax assets